Note 10 - Net Loss Per Share 1 (Details Textual) - shares shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Pieris Pharmaceuticals, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0.5	0.5	0.5	0.5